Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares India Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Feb. 24, 2017
PowerShares India Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares India Portfolio Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares India Portfolio (the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Indus India Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund, through its investment in the Subsidiary (as defined below), pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund and the Subsidiary, to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

		This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing substantially all of its assets in a wholly-owned subsidiary located in the Republic of Mauritius (the “Subsidiary”), which in turn invests at least 90% of its total assets in securities of Indian companies that comprise the Underlying Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) based on the securities in the Underlying Index. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the Subsidiary.

Indus Advisors LLC (the “Index Provider”) compiles the Underlying Index, which is comprised of Indian equity securities that are traded on regulated stock exchanges in India. The Underlying Index is designed to represent the large-cap segment of the Indian equity markets. The Fund anticipates that the majority of the Subsidiary’s investments will be in securities that comprise the Underlying Index rather than ADRs and GDRs. The Fund, through its investment in the Subsidiary, generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company of 1940, as amended (the “1940 Act”).

Invesco PowerShares Capital Management LLC (the “Adviser”) serves as investment adviser to both the Fund and the Subsidiary. Since the Subsidiary is incorporated in the Republic of Mauritius (“Mauritius”), the Subsidiary may be eligible to obtain tax benefits under the tax treaty between Mauritius and India (the “Treaty”).

		Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Indian Securities Risk. Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Fund’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Moreover, India has experienced civil unrest and hostilities with neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states.

The securities market of India is considered an emerging market that is characterized by a small number of listed companies that have significantly smaller market capitalizations, greater price volatility and substantially less liquidity than companies in more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Subsidiary. This will affect the rate at which the Subsidiary is able to invest in the securities of Indian companies, the purchase and sale prices for such securities, and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Subsidiary’s portfolio, subject the Fund and the Subsidiary to higher transaction costs, or inhibit the Fund’s ability to track the Underlying Index. The Subsidiary’s investments in securities of issuers located or operating in India, as well as its ability to track the Underlying Index, also may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India (“RBI”).

Mauritius Instability Risk. As a developing country, Mauritius may be subject to political and/or economic volatility from time to time, which may make its legal and political structures more uncertain than the comparable structures in developed countries. Such instability could adversely impact the Fund and the Subsidiary.

Geographic Risk. A natural or other disaster could occur in India and Mauritius that could affect the Indian economy or operations of the Subsidiary, causing an adverse impact on the Fund.

Currency Risk. Substantially all of the income that the Fund receives from the Subsidiary’s investments in equity securities is in Indian rupees; however, the Fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the Fund earns the income at the foreign exchange rate in effect on that date. Therefore, if the value of the Indian rupee falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the rupees to U.S. dollars, the Subsidiary may be required to liquidate securities to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and rupees. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the Indian rupee depreciates against the U.S. dollar, even if the value of the Subsidiary’s holdings, measured in rupees, increases.

Regulatory Risk. The Adviser is registered as a foreign institutional investor (“FII”) with the Securities and Exchange Board of India (“SEBI”), and the Subsidiary is registered as a sub-account with the SEBI in order to have the ability to make and dispose of investments in Indian securities. SEBI has repealed the FII regime and replaced it with regulations for Foreign Portfolio Investors (“FPIs”). However, the FPI regulations provide that existing FIIs and sub-accounts are deemed to be a FPI for the period for which the registration fee has been paid by the FII / sub-account under existing FII regulations. Therefore, current FIIs/sub-accounts, such as the Adviser and the Subsidiary, may continue to buy, sell or deal in Indian securities in accordance with the FPI regulations. Upon the expiration of the current FII registration period, FIIs and sub-accounts who intend to continue to make investments in Indian securities must pay a conversion fee to SEBI and obtain registration as a FPI. There can be no assurances that the Adviser and/or the Subsidiary will continue to qualify as FPIs under the FPI regulations, or that the Indian regulatory authorities will continue to grant such qualifications, and the loss of such qualifications could adversely impact the ability of the Subsidiary to make and dispose of investments in India. Investments by FPIs in Indian securities are also subject to certain limits and restrictions under applicable law, and the application of such limits and restrictions could adversely impact the ability of the Subsidiary to make investments in India.

Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored ADRs generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases.

Subsidiary Investment Risk. Changes in the laws of India and/or Mauritius could prevent the Subsidiary from operating as intended and/or from continuing to qualify as a Mauritius resident for tax purposes; any such outcomes could negatively affect the Fund and its shareholders. Additionally, changes in the provisions of the Treaty could result in the imposition of various taxes on the Subsidiary by India, thereby reducing the return to the Fund on its investments. In particular, the governments of India and Mauritius entered into a protocol in May 2016 (the “2016 Protocol”), whereby the Treaty has been amended to phase out the capital gains tax exemption on transfer of shares of Indian companies acquired on or after April 1 ,2017. Pursuant to the 2016 Protocol, capital gains with respect to shares of such companies acquired on or after April 1, 2017 and transferred during the two-year period between April 1, 2017 and March 31, 2019, will be subject to a reduced capital gain tax rate; beginning April 1, 2019, capital gains on such shares acquired on or after April 1, 2017 will be taxed at India’s full tax rate. Capital gain arising on investments made in shares of a company resident in India on or before March 31, 2017 shall be eligible for treaty exemption, subject to compliance with eligibility conditions, even if the gain arises on or after April 1, 2017. No assurance can be given that the terms of such amendment will not be subject to interpretation and/or renegotiation.

Tax Risk. The Fund expects that the Subsidiary may be eligible to receive favorable tax treatment pursuant to the Treaty. However, if India and Mauritius were to further re-negotiate the Treaty, any change in its provisions—such as the change presented by the 2016 Protocol—could result in the imposition of additional withholding and other taxes on the Subsidiary by India, which would reduce the Fund’s return.

The Indian Income—Tax Act 1961 (“ITA”) provides that, to claim any relief under the Treaty, an entity must hold a valid Tax Residency Certificate (“TRC”) and also provide to Indian tax authorities such other information and documents as may be prescribed under the ITA. While the Subsidiary holds a TRC and is expected to renew it annually, there is no guarantee that such renewal would be granted. In the absence of a valid TRC, the Subsidiary would not be eligible for the benefits under the Treaty.

Indian tax authorities recently have adopted an aggressive position towards claims of tax exemptions available under tax treaties, and often challenge claims for various reasons (for example, lack of substance in the relevant entity). If the Indian tax authorities were to allege that the benefits under the Treaty were not available to the Subsidiary, they may attempt to deny the benefit of any tax exemption to the Subsidiary that may be available under the Treaty.

Based on the current provisions of the ITA, general anti-avoidance rules (“GAAR”) are scheduled to be implemented in India for the financial year beginning April 1, 2017. Under GAAR, the Indian tax authorities have been given the power to disregard any arrangement which is considered an ‘impermissible avoidance arrangement’ (“IAA”)—that is, an arrangement whose main purpose is to obtain a tax benefit. If any arrangement were determined to be an IAA, any tax benefits available under the ITA may be eliminated, thereby adversely affecting the Fund’s or the Subsidiary’s business and financial conditions.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Subsidiary holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Small- and Mid-Capitalization Company Risk. Although the securities in which the Subsidiary invests represent the large-cap segment of the Indian securities market, these companies may be comparatively smaller than U.S. companies, and therefore the Fund is subject to small- and mid-capitalization company risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund, through the Subsidiary, faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the Shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, the Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Subsidiary’s investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs, which utilize an entirely in-kind redemption process. Also, there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund and Subsidiary incur operating expenses not applicable to the Underlying Index and incur costs in buying and selling securities, especially when rebalancing the Subsidiary’s securities holdings to reflect changes in the composition of the Underlying Index. Because the Fund currently issues and redeems Creation Units (as defined below) principally for cash, the Subsidiary will incur higher costs in buying and selling securities than if the Fund issued and redeemed Creation Units principally in-kind. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Subsidiary’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund and the Subsidiary do not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, they would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

		Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total return has varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.powershares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total return has varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.powershares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Worst Quarter
52.55% (2nd Quarter 2009)	(19.44)% (3rd Quarter 2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PowerShares India Portfolio | PowerShares India Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.78%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	$ 990
2009	rr_AnnualReturn2009	83.19%
2010	rr_AnnualReturn2010	15.21%
2011	rr_AnnualReturn2011	(35.47%)
2012	rr_AnnualReturn2012	13.52%
2013	rr_AnnualReturn2013	(4.14%)
2014	rr_AnnualReturn2014	21.89%
2015	rr_AnnualReturn2015	(5.91%)
2016	rr_AnnualReturn2016	0.11%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	52.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.44%)
1 Year	rr_AverageAnnualReturnYear01	0.11%
5 Years	rr_AverageAnnualReturnYear05	4.55%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 2008
PowerShares India Portfolio | Return After Taxes on Distributions | PowerShares India Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.17%)
5 Years	rr_AverageAnnualReturnYear05	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 2008
PowerShares India Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | PowerShares India Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.29%
5 Years	rr_AverageAnnualReturnYear05	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 2008
PowerShares India Portfolio | Indus India Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.75%
5 Years	rr_AverageAnnualReturnYear05	6.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 2008
PowerShares India Portfolio | MSCI India Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.43%)
5 Years	rr_AverageAnnualReturnYear05	6.78%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 2008